OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
OPERATING SEGMENTS
The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision maker ("CODM"), being the Company's Senior Executive Group. The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their performance.

The Company considers each of its individual operating mine sites as reportable segments for financial reporting purposes. Further, the results of operating mines that the Company does not intend to manage in the long-term, and for which a disposal plan has been initiated, are reviewed as one segment. In addition to these reportable segments, the Company aggregates and discloses the financial results of other operating segments with similar economic characteristics as reviewed by the CODM, including exploration properties and corporate entities, under "corporate and other".

Significant information relating to the Company's reportable segments is summarized in the tables below:

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other(i)	Total
Property, plant and equipment at December 31, 2021	$1,013.9	$926.2	$419.2	$1,081.2	$295.3	$3,039.4	$6,775.2
Total assets at December 31, 2021	$1,613.5	$973.4	$507.9	$1,139.4	$327.8	$3,820.7	$8,382.7
Total liabilities at December 31, 2021	$466.4	$287.5	$87.0	$384.0	$96.6	$1,858.0	$3,179.5
Capital expenditures for the year ended December 31, 2021	$135.0	$49.3	$46.6	$58.0	$44.3	$51.3	$384.6

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other(i)	Total
Property, plant and equipment at December 31, 2020	$1,059.5	$897.7	$457.8	$1,111.0	$296.1	$2,862.7	$6,684.8
Total assets at December 31, 2020	$1,638.1	$936.4	$550.0	$1,168.0	$322.2	$3,808.1	$8,422.8
Total liabilities at December 31, 2020	$458.3	$273.1	$79.2	$407.3	$108.6	$1,924.0	$3,250.5
Capital expenditures for the year ended December 31, 2020	$74.8	$43.4	$48.9	$47.8	$39.5	$19.3	$273.7
(i)"Corporate and other" includes advanced stage development projects, exploration properties, corporate entities, the Company's investments in associates and the MARA Project with property, plant and equipment of $1,883.4 million, total assets of $2,134.7 million and total liabilities of $549.3 million (December 31, 2020: $1,856.4 million, $2,109.7 million, and $429.2 million, respectively).

For the year ended December 31, 2021	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other	Total
Revenue	$643.2	$336.2	$276.5	$401.5	$158.0	$—	$1,815.4
Cost of sales excluding DDA(i)	(231.3)	(105.5)	(130.5)	(150.3)	(77.4)	—	(695.0)
Gross margin excluding DDA	$411.9	$230.7	$146.0	$251.2	$80.6	$—	$1,120.4
DDA	(174.7)	(55.4)	(74.6)	(85.0)	(48.5)	(9.7)	(447.9)
Temporary suspension, standby and other incremental COVID-19 costs	(2.5)	(1.2)	(20.8)	(4.9)	(8.0)	—	(37.4)
Segment income (loss)	$234.7	$174.1	$50.6	$161.3	$24.1	$(9.7)	$635.1
Other expenses(ii)							(250.6)
Earnings before taxes							$384.5
Income tax expense							(295.7)
Net earnings							$88.8

For the year ended December 31, 2020	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Corporate and other	Total
Revenue	$471.0	$312.1	$241.3	$381.1	$155.5	$—	$1,561.0
Cost of sales excluding DDA(i)	(185.4)	(95.5)	(115.8)	(141.8)	(75.6)	—	(614.1)
Gross margin excluding DDA	$285.6	$216.6	$125.5	$239.3	$79.9	$—	$946.9
DDA	(133.4)	(52.6)	(86.1)	(69.6)	(44.2)	(9.1)	(395.0)
Temporary suspension, standby and other incremental COVID-19 costs	(4.5)	(2.0)	(19.2)	(7.0)	(7.7)	(0.1)	(40.5)
(Impairment) reversal of impairment of mining properties and goodwill	—	—	(369.0)	560.0	—	—	191.0
Segment income (loss)	$147.7	$162.0	$(348.8)	$722.7	$28.0	$(9.2)	$702.4
Other expenses(ii)							(212.3)
Earnings before taxes							$490.1
Income tax expense							(286.5)
Net earnings							$203.6
(i)Depletion, depreciation and amortization ("DDA").
(ii)Other expenses are comprised of general and administrative expenses, exploration and evaluation expenses, share of earnings (loss) of associates, other operating expenses, net, finance costs and other income (costs), net, as per the consolidated statement of operations.

Information about Geographical Areas

Revenue is attributed to regions based on the source location of the product sold.

For the years ended December 31,	2021	2020
Canada	$643.2	$471.0
Chile	559.5	536.6
Brazil	336.2	312.1
Argentina	276.5	241.3
Total revenue	$1,815.4	$1,561.0

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2021	2020
Canada	$1,854.8	$1,784.4
Chile	1,864.2	1,891.2
Brazil	957.6	927.0
Argentina	2,740.8	2,769.4
United States	33.6	34.7
Total non-current assets	$7,451.0	$7,406.7
Information about Major Customers

The Company sells its metals through the corporate office to major metal exchange markets or directly to major Canadian financial institutions and to smelters. Given the nature of the Company's products, there are always willing market participants ready to purchase the Company's products at the prevailing market prices.
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2021	2020
Customer
1	$504.5	$394.6
2	346.0	365.6
3	297.6	334.7
4	287.4	199.7
5	233.5	158.9
Total sales to customers exceeding 10% of annual metal sales	$1,669.0	$1,453.5
Percentage of total metal sales	91.9%	93.1%